DEBT - Additional Information (Detail) $ in Thousands					1 Months Ended		12 Months Ended
	Sep. 27, 2021 CNY (¥)	Dec. 17, 2020 CNY (¥)	May 28, 2020 CNY (¥)	Jun. 13, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Apr. 30, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 26, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 27, 2019 CNY (¥)	Jun. 27, 2019 USD ($)	Feb. 21, 2019 CNY (¥)	Sep. 26, 2016 CNY (¥)
Debt Instrument [Line Items]
Treasury stock shares pledged on loans | shares					77,100,000		77,100,000	77,100,000
Long-term bank borrowings, current portion							¥ 219,121,000		¥ 159,721,000
Long-term debt							¥ 201,041,000		¥ 464,920,000	$ 31,201
Treasury stocks acquired | shares							77,250,000	77,250,000	77,250,000
Debt extinguishment loss							¥ (41,964,000)	$ (6,512)
Maximum
Debt Instrument [Line Items]
Debt annual interest rate							25.00%			25.00%
Other Long Term Debt
Debt Instrument [Line Items]
Debt annual interest rate							5.00%			5.00%
Other Short Term Debt | Maximum
Debt Instrument [Line Items]
Debt annual interest rate							6.00%			6.00%
Other Short Term Debt | Minimum
Debt Instrument [Line Items]
Debt annual interest rate							5.00%			5.00%
Buildings [Member]
Debt Instrument [Line Items]
Collateral Deposit							¥ 33,626,000
Leasehold improvements [Member]
Debt Instrument [Line Items]
Capital lease other financing arrangement							¥ 0		¥ 73,430,000
Shanghai Xiangzi Financial Information Service Company Ltd
Debt Instrument [Line Items]
Debt annual interest rate							8.75%			8.75%
Long-term Debt							¥ 193,929,000
Shanghai Xiangzi Financial Information Service Company Ltd | Interest Rate Of Eight Point Seven Five Percent [Member]
Debt Instrument [Line Items]
Long-term Debt							¥ 27,000,000
Shanghai Xiangzi Financial Information Service Company Ltd | Interest Rate Of Seven Point Five Percent [Member]
Debt Instrument [Line Items]
Debt annual interest rate							7.50%			7.50%
China Merchants Bank
Debt Instrument [Line Items]
Long-term Debt							¥ 10,326,000
Weighted average interest rate							5.39%		5.39%	5.39%
Proceeds from borrowings				¥ 17,210,000
Debt term				10 years
Long-term bank borrowings, current portion							¥ 1,721,000
Long-term debt							8,605,000
18-Month Borrowing Agreement Entered on December 17, 2021 | Zhejiang MY Bank
Debt Instrument [Line Items]
Maximum borrowing capacity		¥ 26,652,000
Debt annual interest rate		8.50%
Long-term Debt							¥ 24,652,000
18-Month Borrowing Agreement Entered on December 17, 2021 | Zhejiang MY Bank | First 6 Months
Debt Instrument [Line Items]
Monthly repayment		¥ 400,000
18-Month Borrowing Agreement Entered on December 17, 2021 | Zhejiang MY Bank | Remaining Twelve Months
Debt Instrument [Line Items]
Monthly repayment		¥ 2,224,000
Revolving Credit Facility | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity																	¥ 2,000,000,000	¥ 300,000,000
Debt annual interest rate																	7.50%
Weighted average interest rate							7.90%		7.50%	7.90%
Revolving Credit Facility | Shanghai Huarui Bank | Rental Installment Loans [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																	¥ 1,000,000,000
Line of credit							¥ 3,507,000
Revolving Credit Facility | China CITIC Bank
Debt Instrument [Line Items]
Maximum borrowing capacity															¥ 650,000,000
Collateral Deposit | $																$ 105,000
Bank Borrowing Agreement One | Shanghai Xiangzi Financial Information Service Company Ltd
Debt Instrument [Line Items]
Debt annual interest rate					7.50%
Debt instrument carrying amount					¥ 25,929,000									¥ 27,000,000
Long term debt instrument maturity date														Mar. 31, 2022
Debt instrument, maturity date					Dec. 31, 2022
Bank Borrowing Agreement Two | Shanghai Xiangzi Financial Information Service Company Ltd
Debt Instrument [Line Items]
Debt annual interest rate					7.50%
Debt instrument carrying amount					¥ 9,000,000							¥ 132,000,000
Long term debt instrument maturity date												Mar. 31, 2023
Debt instrument, maturity date					Dec. 31, 2022
Eighteen Month Revolving Bank Credit Facility [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity													¥ 108,000,000
Long-term Debt							90,400,000
Weighted average interest rate													8.50%
Line of credit facility, Expiration date	Sep. 26, 2022
Eighteen Month Revolving Bank Credit Facility [Member] | China Merchants Bank
Debt Instrument [Line Items]
Maximum borrowing capacity	¥ 91,400,000
Eighteen Month Bank Loan Entered On April Thirty Two Thousand Twenty [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Debt annual interest rate						7.50%
Long-term Debt							50,000,000				¥ 50,000,000
Long term debt instrument maturity date											Feb. 28, 2022
Proceeds from borrowings						¥ 50,000,000
Eighteen Month Bank Loan Entered On May Twenty Eight Two Thousand Twenty [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Debt annual interest rate			7.50%
Long-term Debt							¥ 50,000,000				¥ 50,000,000
Long term debt instrument maturity date											Feb. 28, 2022
Proceeds from borrowings			¥ 50,000,000